Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Total income	£ 8,189	£ 8,637
United Kingdom
Disclosure of operating segments [line items]
Total income	2,698	2,835
Europe
Disclosure of operating segments [line items]
Total income	1,213	1,240
Americas
Disclosure of operating segments [line items]
Total income	3,676	3,872
Africa and Middle East
Disclosure of operating segments [line items]
Total income	20	23
Asia
Disclosure of operating segments [line items]
Total income	£ 582	£ 667